REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of revenue by region
	Year ended December 31,
	2023	2022	2021
United States	$186,937	$172,733	$135,291
Rest of world	79,518	71,510	56,914
Israel	499	763	1,098
	$266,954	$245,006	$193,303

Schedule of property and equipment, net by region
	Year ended December 31,
	2023	2022
Israel	$20,221	$11,537
United States	2,642	6,800
Rest of world	1,201	1,934
Total long-lived assets, net	$24,064	$20,271